VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—78.8%
Aerospace & Defense—2.1%
AeroVironment, Inc. 0.000%, 7/15/30	$2,580	$3,603
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,605	1,921
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	210	2,576
		8,100

Auto Manufacturers—0.7%
Rivian Automotive, Inc. 4.625%, 3/15/29	2,995	2,950
Automotive Parts & Equipment—0.4%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,350	1,485
Biotechnology—5.1%
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	2,675	4,400
144A 0.000%, 9/15/28(1)	895	894
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,775	2,860
144A 1.750%, 3/1/31(1)	1,270	1,919
Celcuity, Inc. 2.750%, 8/1/31	635	1,141
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	2,195	2,719
Ionis Pharmaceuticals, Inc. 1.750%, 6/15/28	2,060	3,135
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	2,530	2,964
		20,032

Commercial Services—1.0%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	2,185	2,372
Shift4 Payments, Inc. 0.500%, 8/1/27	1,720	1,690
		4,062

Computers—9.1%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	3,955	4,612
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	6,130	8,122
Parsons Corp. 2.625%, 3/1/29(2)	3,095	3,531
Seagate HDD Cayman 3.500%, 6/1/28	1,450	4,539
Super Micro Computer, Inc. 3.500%, 3/1/29	2,650	2,820
Western Digital Corp. 3.000%, 11/15/28	2,315	9,272
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(3)	2,830	2,919
		35,815

	Par Value	Value

Diversified REITs—1.0%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	$3,690	$3,892
Electric Utilities—4.0%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	4,300	5,383
Southern Co. (The) 144A 3.250%, 6/15/28(1)	5,985	6,090
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	4,195	4,323
		15,796

Electronics—1.8%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,605	3,751
OSI Systems, Inc. 2.250%, 8/1/29	2,255	3,552
		7,303

Engineering & Construction—0.8%
Granite Construction, Inc. 3.250%, 6/15/30	2,300	3,351
Entertainment—2.6%
IMAX Corp. 0.500%, 4/1/26	2,470	2,891
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	7,015	7,450
		10,341

Financial Services—4.7%
Coinbase Global, Inc.
0.500%, 6/1/26(2)	5,250	5,891
144A 0.000%, 10/1/29(1)	2,850	3,081
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	2,435	2,401
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,545	5,034
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)(2)	525	465
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,690	1,727
		18,599

Health Care REITs—2.3%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	6,080	9,020
Healthcare-Products—4.1%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	2,585	3,688
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	2,025	2,040
Guardant Health, Inc. 1.250%, 2/15/31(2)	2,740	4,672
iRhythm Technologies, Inc. 1.500%, 9/1/29	2,130	3,090
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28(2)	$1,290	$1,367
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	905	1,231
		16,088

Healthcare-Services—0.5%
Oscar Health, Inc. 144A 2.250%, 9/1/30(1)	1,695	1,830
Home Builders—0.4%
Meritage Homes Corp. 1.750%, 5/15/28	1,755	1,748
Industrial REITs—0.7%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,655	2,655
Internet—6.0%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,895	3,350
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	3,690	4,074
Opendoor Technologies, Inc. 144A 7.000%, 5/15/30(1)	155	791
Spotify USA, Inc. 0.000%, 3/15/26	1,895	2,444
Trip.com Group Ltd. 0.750%, 6/15/29	2,045	2,496
Uber Technologies, Inc.
0.000%, 12/15/25	4,645	5,526
0.875%, 12/1/28	670	975
Wayfair, Inc. 3.250%, 9/15/27	2,320	3,971
		23,627

Investment Companies—3.2%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	2,725	3,849
IREN Ltd. 144A 0.000%, 7/1/31(1)	3,700	3,896
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	2,130	3,314
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	1,525	1,577
		12,636

Leisure Time—1.7%
Carnival Corp. 5.750%, 12/1/27	960	2,137
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	4,630	4,439
		6,576

Machinery-Construction & Mining—1.7%
Bloom Energy Corp.
3.000%, 6/1/29	540	3,465
	Par Value	Value

Machinery-Construction & Mining—continued
144A 0.000%, 11/15/30(1)(4)	$3,175	$3,228
		6,693

Media—0.4%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,350	1,727
Metal Fabricate/Hardware—0.4%
Xometry, Inc. 144A 0.750%, 6/15/30(1)(2)	1,085	1,414
Mining—1.6%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	2,400	4,264
MP Materials Corp. 144A 3.000%, 3/1/30(1)	650	1,965
		6,229

Miscellaneous Manufacturing—0.9%
Axon Enterprise, Inc. 0.500%, 12/15/27	535	1,711
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	2,140	1,996
		3,707

Office REITs—0.5%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,885	1,844
Oil, Gas & Consumable Fuels—0.7%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	2,380	2,830
Personal Care Product—0.5%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)(3)	2,110	1,862
Pharmaceuticals—0.8%
Jazz Investments I Ltd. 3.125%, 9/15/30	2,590	3,162
Retail—0.6%
Burlington Stores, Inc. 1.250%, 12/15/27(2)	1,555	2,221
Semiconductors—5.3%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,895	2,140
Impinj, Inc. 144A 0.000%, 9/15/29(1)	1,620	1,766
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(3)	2,705	2,997
MKS, Inc. 1.250%, 6/1/30	2,360	2,832
Nova Ltd. 144A 0.000%, 9/15/30(1)	1,815	2,323
ON Semiconductor Corp. 0.000%, 5/1/27	1,175	1,360
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 144A 0.000%, 10/15/30(1)	$3,090	$3,133
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,875	1,886
Veeco Instruments, Inc. 2.875%, 6/1/29	1,800	2,235
Wolfspeed, Inc. 2.500%, 6/15/31	191	415
		21,087

Software—9.5%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)(2)	1,770	2,452
Bitfarms Ltd. 144A 1.375%, 1/15/31(1)	235	213
Cloudflare, Inc. 0.000%, 8/15/26	4,530	6,312
Datadog, Inc. 144A 0.000%, 12/1/29(1)(3)	4,645	4,926
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,810	3,313
Nebius Group N.V. 144A 1.000%, 9/15/30(1)	1,580	2,014
Nutanix, Inc. 144A 0.500%, 12/15/29(1)(2)	2,420	2,666
Snowflake, Inc. 0.000%, 10/1/29	3,405	6,274
Strategy, Inc.
144A 0.000%, 12/1/29(1)(3)	6,115	5,320
144A 0.000%, 3/1/30(1)	1,845	1,817
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,705	2,219
		37,526

Telecommunications—2.9%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	2,250	2,391
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)(2)	1,510	2,022
InterDigital, Inc. 3.500%, 6/1/27	740	3,469
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	2,485	3,488
		11,370

Water Utilities—0.8%
American Water Capital Corp. 3.625%, 6/15/26	3,215	3,202
Total Convertible Bonds and Notes (Identified Cost $257,156)		310,780

Corporate Bonds and Notes—50.2%
Aerospace & Defense—2.7%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	2,185	2,256
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	3,225	3,386
	Par Value	Value

Aerospace & Defense—continued
TransDigm, Inc.
144A 6.375%, 5/31/33(1)	$2,245	$2,288
144A 6.750%, 1/31/34(1)	2,655	2,751
		10,681

Auto Components—0.4%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30(2)	1,650	1,639
Automotive Parts & Equipment—2.4%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	2,165	2,238
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	1,675	1,677
Clarios Global LP 144A 6.750%, 9/15/32(1)(2)	2,220	2,272
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	1,605	1,689
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	1,685	1,680
		9,556

Building Materials—1.8%
AmeriTex HoldCo Intermediate LLC 144A 7.625%, 8/15/33(1)	1,760	1,841
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	1,895	1,964
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)(2)	3,225	3,356
		7,161

Chemicals—0.8%
Celanese U.S. Holdings LLC 6.750%, 4/15/33(2)	1,085	1,068
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	2,330	2,252
		3,320

Commercial Services—2.9%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	2,875	2,922
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,630	1,645
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)(2)	2,640	2,784
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	1,895	1,957
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	2,145	2,218
		11,526

Computers—1.8%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	1,105	1,149
McAfee Corp. 144A 7.375%, 2/15/30(1)	2,530	2,316
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Computers—continued
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	$3,345	$3,560
		7,025

Containers & Packaging—1.1%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	2,805	2,812
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	1,655	1,622
		4,434

Diversified REITs—1.1%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	1,640	1,689
144A 6.250%, 1/15/33(1)	2,680	2,741
		4,430

Electric Utilities—1.3%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,665	2,744
Talen Energy Supply LLC 144A 6.500%, 2/1/36(1)(2)	2,175	2,253
		4,997

Electronic Equipment, Instruments & Components—0.5%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	1,700	1,776
Entertainment—2.1%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	2,900	2,767
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	1,090	1,114
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	2,260	2,250
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	1,120	1,099
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	1,025	963
		8,193

Environmental Services—0.9%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	1,520	1,590
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	1,985	2,063
		3,653

Financial Services—4.5%
Navient Corp.
9.375%, 7/25/30(2)	1,475	1,621
7.875%, 6/15/32	1,710	1,767
OneMain Finance Corp.
7.125%, 11/15/31(2)	2,740	2,839
7.125%, 9/15/32	2,200	2,271
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	2,095	2,226
	Par Value	Value

Financial Services—continued
144A 6.875%, 2/15/33(1)	$1,060	$1,097
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,545	1,568
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	2,105	2,210
144A 6.375%, 8/1/33(1)	2,115	2,203
		17,802

Food & Beverage—1.3%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	2,320	2,382
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	2,715	2,750
		5,132

Healthcare-Products—0.8%
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,590	1,656
Medline Borrower LP 144A 5.250%, 10/1/29(1)	1,680	1,674
		3,330

Healthcare-Services—2.0%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)(2)	2,195	2,290
DaVita, Inc. 144A 6.750%, 7/15/33(1)	2,090	2,167
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	1,705	1,784
Tenet Healthcare Corp. 6.125%, 10/1/28	1,655	1,657
		7,898

Housewares—0.5%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	1,860	1,908
Insurance—0.9%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	3,280	3,390
Internet—1.4%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	3,235	3,330
Snap, Inc. 144A 6.875%, 3/1/33(1)	2,165	2,214
		5,544

Iron & Steel—0.6%
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	2,245	2,334
Leisure Time—1.6%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	1,615	1,680
Carnival Corp. 144A 5.750%, 8/1/32(1)	1,125	1,155
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	$3,295	$3,386
		6,221

Lodging—0.3%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,135	1,154
Machinery-Diversified—0.6%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,140	2,232
Media—3.8%
CCO Holdings LLC
4.500%, 5/1/32	1,200	1,067
144A 6.375%, 9/1/29(1)	1,700	1,714
144A 7.375%, 3/1/31(1)	2,105	2,137
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	2,220	2,207
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	1,655	1,663
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,670	1,669
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)	2,205	2,208
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	2,190	2,232
		14,897

Mining—1.3%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,620	1,721
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	1,605	1,661
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,720	1,741
		5,123

Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	1,690	1,747
Oil, Gas & Consumable Fuels—3.7%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,715	1,783
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	1,625	1,671
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	2,150	2,225
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,650	1,682
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,650	1,679
SM Energy Co. 144A 7.000%, 8/1/32(1)	1,115	1,091
Sunoco LP 144A 6.250%, 7/1/33(1)	2,220	2,267
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	$1,935	$1,988
		14,386

Paper & Forest Products—0.2%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	950
Pipelines—0.6%
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	2,140	2,267
Retail—1.4%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	2,240	2,268
Bath & Body Works, Inc. 6.875%, 11/1/35	1,070	1,119
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	2,140	2,199
		5,586

Software—1.0%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	2,215	2,232
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,620	1,667
		3,899

Telecommunications—1.5%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	1,040	1,088
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)(2)	2,640	2,737
WULF Compute LLC 144A 7.750%, 10/15/30(1)(2)	2,160	2,244
		6,069

Transportation—2.0%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	2,565	2,726
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	2,225	2,353
XPO, Inc. 144A 7.125%, 6/1/31(1)	2,650	2,767
		7,846

Total Corporate Bonds and Notes (Identified Cost $194,274)		198,106

	Shares
Convertible Preferred Stocks—10.3%
Aerospace & Defense—2.0%
Boeing Co. (The), 6.000%	119,830	7,755
Banks—2.4%
Wells Fargo & Co. Series L, 7.500%	7,765	9,607
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value
Capital Markets—1.3%
Ares Management Corp. Series B, 6.750%	40,455	$1,913
KKR & Co., Inc. Series D, 6.250%	66,375	3,254
		5,167

Electric Utilities—1.4%
NextEra Energy, Inc., 7.299%	18,350	964
PG&E Corp. Series A, 6.000%	111,390	4,578
		5,542

Financial Services—0.3%
Shift4 Payments, Inc., 6.000%	11,665	997
Healthcare Providers & Services—0.9%
BrightSpring Health Services, Inc., 6.750%	32,275	3,563
Semiconductors & Semiconductor Equipment—0.8%
Microchip Technology, Inc., 7.500%	56,630	3,279
Software—0.2%
Strategy, Inc., 8.000%	9,075	780
Technology Hardware, Storage & Peripherals—0.5%
Hewlett Packard Enterprise Co., 7.625%	31,095	2,101
Trading Companies & Distributors—0.5%
QXO, Inc., 5.500%	37,490	1,914
Total Convertible Preferred Stocks (Identified Cost $31,465)		40,705

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	2
Total Preferred Stock (Identified Cost $411)		2

Common Stocks—0.2%
Banks—0.2%
CCF Holdings LLC(4)(5)	7,808,320	468
CCF Holdings LLC Class M(4)(5)	879,959	53
		521

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	8,295	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
IT Services—0.0%
Shopify, Inc. Class A(5)	56	10
Total Common Stocks (Identified Cost $30,183)		531

	Shares	Value

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	$—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—139.5% (Identified Cost $513,489)		550,124

Short-Term Investment—6.5%
Money Market Mutual Fund—6.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.982%)(7)	25,896,002	25,896
Total Short-Term Investment (Identified Cost $25,896)		25,896

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.004%)(7)(8)	1,848,022	1,848
Total Securities Lending Collateral (Identified Cost $1,848)		1,848

TOTAL INVESTMENTS—146.5% (Identified Cost $541,233)		$577,868
Other assets and liabilities, net—(21.1)%		(83,424)
Cumulative Preferred Shares—(25.4)%		(100,000)
NET ASSETS—100.0%		$394,444

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $359,838 or 91.2% of net assets.

(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)

Country Weightings†
United States	89%
Cayman Islands	3
Canada	2
Bermuda	2
Israel	1
Australia	1
Singapore	1
Other	1
Total	100%
† % of total investments as of October 31, 2025.
The following table summarizes the value of the Fund’s investments as of October 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$310,780	$—	$307,552	$3,228
Corporate Bonds and Notes	198,106	—	198,106	—
Equity Securities:
Convertible Preferred Stocks	40,705	40,705	—	—
Preferred Stock	2	—	—	2
Common Stocks	531	10	—	521 (1)
Warrant	—	—	—	— (1)
Money Market Mutual Fund	25,896	25,896	—	—
Securities Lending Collateral	1,848	1,848	—	—
Total Investments	$577,868	$68,459	$505,658	$3,751

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common Stocks	Warrant
Investments in Securities
Balance as of January 31, 2025:	$883	$—	$419	$435 (a)	$29
Net change in unrealized appreciation (depreciation)(b)	(311)	49	(417)	86	(29)
Purchases	3,179	3,179	—	—	—
Balance as of October 31, 2025	$3,751	$3,228	$2	$521 (a)	$— (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025, was $(311).
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2025:
Investments in Securities – Assets	Ending Balance at October 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$2	Discounted cash flows liquidation approach	Discount rate	25.07% (24.79% - 25.31%)	Decrease

Common Stocks:
CCF Holdings LLC	$468	OPM and Last transaction	Volatility	41.57% (40.00% - 44.70%)	Increase

CCF Holdings LLC Class M	$53	OPM and Last transaction	Volatility	41.57% (40.00% - 44.70%)	Increase

Warrant:
CCF Holdings LLC	$—	Black-Scholes Model	Volatility	41.57% (40.00% - 44.70%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.